Distillate International Fundamental Stability & Value ETF
Schedule of Investments
December 31, 2023 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 98.9%
	Australia — 2.5%
9,770	Aristocrat Leisure, Ltd.	$272,130
35,247	Northern Star Resources, Ltd.	328,294
10,658	Sonic Healthcare, Ltd.	233,302
		833,726
	Belgium — 0.8%
3,193	UCB SA	278,293
	Brazil — 1.9%
22,441	Hypera SA	164,602
23,408	PRIO SA	221,088
36,089	TOTVS SA	248,439
		634,129
	Canada — 7.0%
5,254	Agnico Eagle Mines, Ltd.	288,182
5,672	Alimentation Couche-Tard, Inc.	335,649
70,857	B2Gold Corporation	223,908
2,714	CGI, Inc. (a)	292,168
142	Constellation Software, Inc.	353,791
4,671	Magna International, Inc.	275,963
2,210	TFI International, Inc.	302,086
5,720	Tourmaline Oil Corporation	258,498
		2,330,245
	China — 6.9%
77,500	Alibaba Group Holding, Ltd.	750,331
27,200	ANTA Sports Products, Ltd.	263,865
19,450	Baidu, Inc. - Class A (a)	289,189
12,500	BYD Company, Ltd. – H-Shares	343,214
23,550	JD.com, Inc. - Class A	339,292
18,100	NetEase, Inc.	325,907
		2,311,798
	Denmark — 1.9%
1,704	DSV AS	299,346
2,398	Pandora AS	331,609
		630,955
	Finland — 0.8%
7,640	Neste Oyj	271,838
	France — 15.5%
2,332	Arkema SA	265,334
1,742	Capgemini SE	363,213
4,995	Danone SA	323,782
785	Kering SA	345,995
2,722	Legrand SA	282,947
1,129	LVMH Moet Hennessy Louis Vuitton SE	914,912
4,028	Publicis Groupe SA	373,762
2,418	Safran SA	425,927
2,228	Schneider Electric SE	447,391
5,911	STMicroelectronics NV	295,432
1,433	Teleperformance SE	209,031
2,071	Thales SA	306,443
9,841	Valeo SE	151,269
3,643	Vinci SA	457,557
		5,162,995
	Germany — 1.0%
3,741	Heidelberg Materials AG	334,486
	Hong Kong — 0.7%
207,000	Geely Automobile Holdings, Ltd.	227,716
	India — 1.0%
18,667	Infosys, Ltd. - ADR	343,099
	Indonesia — 1.5%
517,600	Astra International Tbk PT	189,936
1,152,500	Telkom Indonesia Persero Tbk PT	295,666
		485,602
	Ireland — 2.5%
2,635	Kerry Group plc - Class A	228,961
3,760	Kingspan Group plc	325,635
7,039	Smurfit Kappa Group plc	279,966
		834,562
	Italy — 0.7%
3,811	Moncler SpA	234,488
	Japan — 19.9%
17,800	Astellas Pharma, Inc.	212,873
8,700	Bandai Namco Holdings, Inc.	174,426
6,000	BayCurrent Consulting, Inc.	210,711
11,000	Chugai Pharmaceutical Company, Ltd.	416,811
21,100	Denso Corporation	318,341
21,700	Isuzu Motors, Ltd.	279,523
16,600	Japan Tobacco, Inc.	429,189
14,400	KDDI Corporation	458,210
11,500	Nexon Company, Ltd.	209,599
41,000	Nihon M&A Center Holdings, Inc.	226,172
4,600	Nippon Shinyaku Company, Ltd.	163,013
11,200	Niterra Company, Ltd.	266,058
3,200	Nitto Denko Corporation	239,467
17,100	Olympus Corporation	247,500
14,000	Ono Pharmaceutical Company, Ltd.	249,851
4,800	Otsuka Corporation	197,917
11,200	Recruit Holdings Company, Ltd.	473,723
8,500	Seven & i Holdings Company, Ltd.	337,335
1,600	Shimano, Inc.	247,808
11,600	Shin-Etsu Chemical Company, Ltd.	486,857
5,700	Shionogi & Company, Ltd.	274,852
5,100	Toyo Suisan Kaisha, Ltd.	263,357
11,000	ZOZO, Inc.	247,730
		6,631,323
	Mexico — 4.8%
471,532	America Movil SAB de CV (a)	438,272
2,826	Fomento Economico Mexicano SAB de CV - ADR	368,369
80,204	Grupo Mexico SAB de CV - Series B	446,996
83,067	Wal-Mart de Mexico SAB de CV	350,182
		1,603,819
	Norway — 0.6%
7,188	Aker BP ASA	209,149
	Republic of Korea — 1.8%
3,473	Samsung C&T Corporation	349,215
2,093	Samsung Electro-Mechanics Company, Ltd.	248,969
		598,184
	Spain — 1.6%
11,797	Industria de Diseno Textil SA	513,836
	Sweden — 5.4%
13,017	Assa Abloy AB - Series B	374,964
22,793	Atlas Copco AB - Series A	392,517
12,422	EQT AB	351,292
10,193	Essity AB - Series B	252,857
16,656	Volvo AB - Series B	432,520
		1,804,150
	Switzerland — 5.8%
2,825	Cie Financiere Richemont SA	388,515
222	Partners Group Holding AG	319,950
25,233	Roche Holding AG - ADR	914,191
943	Sonova Holding AG	307,443
		1,930,099
	Taiwan — 5.0%
35,464	ASE Technology Holding Company, Ltd. - ADR	333,716
19,000	Realtek Semiconductor Corporation	291,898
9,662	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	1,004,849
		1,630,463
	Thailand — 0.9%
45,300	Advanced Info Service pcl - NVDR	287,998
	United Kingdom — 8.4%
31,323	Auto Trader Group plc (b)	288,058
22,907	British American Tobacco plc - ADR	670,946
6,173	Bunzl plc	251,031
8,377	Burberry Group plc	151,214
102,613	JD Sports Fashion plc	217,080
3,398	London Stock Exchange Group plc	401,727
2,931	Next plc	303,323
10,120	Unilever plc - ADR	490,618
		2,773,997
	TOTAL COMMON STOCKS (Cost $30,285,914)	32,896,950

	PREFERRED STOCKS — 0.8%
	Brazil — 0.8%
118,430	Companhia Paranaense de Energia – Class B	252,580
	TOTAL PREFERRED STOCKS (Cost $195,816)	252,580

	WARRANTS — 0.0%
	Canada — 0.0%
138	Constellation Software, Inc., Expiration 03/31/2040, Exercise Price: CAD $0.00 (a)(c)(d)	0
	TOTAL WARRANTS (Cost $0)	0

	SHORT-TERM INVESTMENTS — 0.0% (e)
18,067	First American Government Obligations Fund - Class X, 5.29% (f)	18,067
	TOTAL SHORT-TERM INVESTMENTS (Cost $18,067)	18,067

	TOTAL INVESTMENTS (Cost $30,499,797) — 99.7%	33,167,597
	Other Assets in Excess of Liabilities — 0.3%	86,498
	NET ASSETS — 100.0%	$33,254,095

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt.
NVDR Non-Voting Depositary Receipt.
(a) Non-income producing security.
(b) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. At December 31, 2023, the value of these securities amounted to $288,058 or 0.9% of net assets.
(c) Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(d) This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security is $0 or 0.0% of net assets. (e) Represents less than 0.05% of net assets.
(f) Rate shown is the annualized seven-day yield as of December 31, 2023.

Summary of Fair Value Disclosure at December 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023:

Distillate International Fundamental Stability & Value ETF
	Level 1	Level 2	Level 3	Total
Assets(a)
Common Stocks	$32,896,950	$–	$–	$32,896,950
Preferred Stocks	252,580	–	–	252,580
Short-Term Investments	18,067	–	–	18,067
Warrants	–	–	0	0
Total Investments in Securities	$33,167,597	$–	$0	$33,167,597

(a) See Schedule of Investments for breakout of investments by country classifications.
For the period ended December 31, 2023, the Fund did not recognize any transfers to or from Level 3.